Segment Information - Assets By Segments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Cash flow
Decarbonization credits (see Note 16)		R$ 713,453	R$ 778,885		R$ 635,130
Assets
Investments		2,148,633	318,356
Property, plant and equipment		7,135,966	6,387,581		5,862,413	R$ 5,534,591
Intangible assets		1,908,330	2,553,917		R$ 1,918,349	R$ 1,471,256
Right-of-use assets		1,671,324	1,711,526
Other current and non-current assets		26,693,821	27,280,594
Total assets (excluding intersegment transactions)		39,558,074	38,251,974
Ipiranga [member]
Assets
Investments		146,450	68,107	[1]
Property, plant and equipment		3,282,469	3,224,662	[1]
Intangible assets		1,017,405	1,612,584	[1]
Right-of-use assets		911,783	907,867	[1]
Other current and non-current assets		20,944,583	19,228,878	[1]
Total assets (excluding intersegment transactions)		26,302,690	25,042,098	[1]
Ultragaz [member]
Assets
Investments		1,042	240
Property, plant and equipment		1,566,376	1,438,662
Intangible assets		333,652	282,517
Right-of-use assets		152,024	149,698
Other current and non-current assets		2,156,708	2,273,866
Total assets (excluding intersegment transactions)		4,209,802	4,144,983
Ultracargo [member]
Assets
Investments		216,134	215,745
Property, plant and equipment		2,157,663	1,698,605
Intangible assets		283,598	281,054
Right-of-use assets		599,853	622,781
Other current and non-current assets		393,368	415,085
Total assets (excluding intersegment transactions)		3,650,616	3,233,270
Others [member]
Assets
Investments	[2]	1,785,007	34,264	[1]
Property, plant and equipment	[2]	129,458	25,652	[1]
Intangible assets	[2]	273,675	377,762	[1]
Right-of-use assets	[2]	7,664	31,180	[1]
Other current and non-current assets	[2]	3,199,162	5,362,765	[1]
Total assets (excluding intersegment transactions)	[2]	R$ 5,394,966	R$ 5,831,623	[1]

[1]	Refers to a change on the corporate structure which the companies Eaí and Millenium became part of Ipiranga consolidated, being restated in 2023 for compability purposes.
[2]	The “Others” column refers to the parent Ultrapar and subsidiaries Imaven, Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint venture RPR.